Commitments and Contingencies (Details) - Schedule of supplemental balance sheet information related to leases - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Assets
Lease right of use assets	$ 233,570	$ 246,209
Total lease assets		246,209
Liabilities
Lease liability - current portion	51,351	49,585
Lease liability, net of current portion		207,375
Total lease liability		$ 256,960
Supplemental Lease [Member]
Assets
Lease right of use assets	233,570
Total lease assets	233,570
Liabilities
Lease liability - current portion	51,351
Lease liability, net of current portion	193,797
Total lease liability	$ 245,148